SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 19: - SUBSEQUENT EVENTS

2024 Facility Agreements:

On January 31, 2024, the Company entered into two separate credit facility agreements with two banks (the “2024 Facility Agreements”), pursuant to which the Company may withdraw an aggregate amount of up to $100,000. Borrowings under the 2024 Facility Agreements will bear interest at an annual rate as defined in the agreement. The obligations of the Company under the 2024 Facility Agreements include a negative pledge by the Company and are guaranteed by certain of the Company’s subsidiaries.